Current account with online investors and borrowers	12 Months Ended
Dec. 31, 2018
Current Account With Online Investors And Borrowers [Abstract]
Current account with online investors and borrowers
11.	Current account with online investors and borrowers

	As of December 31,
	2017	2018
	RMB	RMB	US$
Investor deposits	1,097,259	1,461,080	212,505
Undrawn borrower funds and deposits	786,187	544,525	79,198
Total	1,883,446	2,005,605	291,703